2. Basis of Preparation and Statement of Compliance: Use of Estimates and Judgments (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Use of Estimates and Judgments

Use of Estimates and Judgments

The preparation of financial statements in accordance with IFRS requires management to make estimates and assumptions about the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities, and the results of operations. Significant assumptions about the future and other sources of estimation uncertainty that management has made at the statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Significant accounting estimates:

i)   Investments in equity securities, convertible and promissory notes receivable

Management uses valuation techniques in measuring the fair value of investments in equity securities, convertible and promissory notes receivable.

In applying the valuation techniques management makes maximum use of market inputs wherever possible, and uses estimates and assumptions that are, as far as possible, consistent with observable data that market participants would use in pricing the instrument.

Where applicable data is not observable, company-specific information is considered when determining whether the fair value of a investment in equity securities or convertible and promissory notes receivable should be adjusted upward or downward at the end of each reporting period. In addition to company-specific information, the Company will take into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing investment in equity securities, convertible and promissory notes receivable.

ii) Share-based payment transactions

Management uses the Black-Scholes pricing model to determine the fair value of stock options and standalone share purchase warrants issued.  This model requires assumptions of the expected future price volatility of the Company’s common shares, expected life of options and warrants, future risk-free interest rates and the dividend yield of the Company’s common shares.

Significant accounting judgements:

i)   Going concern

The assessment of the Company’s ability to continue as a going concern involves management judgement about the Company’s resources and future prospects.

ii) Income taxes

Management exercises judgment to determine the extent to which deferred tax assets are recoverable, and can therefore be recognized in the statements of financial position and comprehensive income or loss.